General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and administrative expenses	$ 2,092,645	$ 919,694	$ 617,087
Salaries and Related Expenses [Member]
General and administrative expenses	325,879	190,207	67,541
Stock-Based Compensation [Member]
General and administrative expenses	602,541	35,595	90,875
Communication and Investor Relations [Member]
General and administrative expenses	106,886	230,194	83,836
Professional Fees [Member]
General and administrative expenses	943,175	269,980	224,407
Insurance and Other Expenses [Member]
General and administrative expenses	$ 114,164	$ 193,718	$ 150,428